Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Comprehensive Income (Loss) [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	$ (952,000)	$ 5,739,000
Foreign exchange contracts designated as a hedging instrument	5,656,000	(1,797,000)
Foreign exchange contracts not designated as a hedging instrument	0	0
Revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	572,458,000	627,598,000
Foreign exchange contracts designated as a hedging instrument	(1,292,000)	1,578,000
Foreign exchange contracts not designated as a hedging instrument	0	0
Cost of revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	315,642,000	360,574,000
Foreign exchange contracts designated as a hedging instrument	(111,000)	472,000
Foreign exchange contracts not designated as a hedging instrument	0	0
Research and development, net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	99,142,000	94,425,000
Foreign exchange contracts designated as a hedging instrument	(378,000)	1,604,000
Foreign exchange contracts not designated as a hedging instrument	0	0
Selling, general and administrative [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	243,335,000	260,179,000
Foreign exchange contracts designated as a hedging instrument	(758,000)	3,030,000
Foreign exchange contracts not designated as a hedging instrument	0	0
Financial expenses (income), net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	1,676,000	2,993,000
Foreign exchange contracts designated as a hedging instrument	0	0
Foreign exchange contracts not designated as a hedging instrument	$ (4,363,000)	$ (470,000)